SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Description of foreign currency translation adjustment	Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2024 and 2023 were translated at RMB7.2993 to $1.00 and RMB7.0999 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2024 and 2023 were RMB7.1957 to $1.00 and RMB7.0809 to $1.00, respectively	Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2024 and 2023 were translated at RMB7.2993 to $1.00 and RMB7.0999 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2024 and 2023 were RMB7.1957 to $1.00 and RMB7.0809 to $1.00, respectively
Inventory write-downs	$ 0		$ 0
Amortization of intangible assets	751,208		468,781	$ 184,856
Advances from customers	1,843,976		1,555,424
Revenues recognized from contract liabilities	$ 1,298,230		135,002
Standard warranty description	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software
Research and development expenses	$ 1,663,445		262,375	$ 227,555
Underpayment of taxes	$ 14,498	¥ 100,000
Number of operating segments | Segment	2	2
Cost of Sales [Member]
Subsidiary, Sale of Stock [Line Items]
Product warranty claims and cost	$ 4,221		$ 35,401
Computer Software, Intangible Asset [Member]
Subsidiary, Sale of Stock [Line Items]
Intangible assets, Estimated useful life	3 years		3 years
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred costs			$ 1,282,570